07/31/2002 11:46 FAX 2123062066 AMEX → SEC 002

02030476

RECD S.E.C.
JUL 3 1 2002
081

1-9166

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Cert Amx

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

July 31, 2002

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
OCT 0 3 2002
THOMSON FINANCIAL

Dear Ms. Stroud:

This is to certify that the American Stock Exchange received from Lehman Brothers Holdings Inc. a copy of the Company's application on Form 8-A for the registration of the following security:

S&P 500 Index SUNS (Stock Upside Note Securities)
Due August 5, 2008

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

[signature]